GENERAL AND ADMINISTRATIVE EXPENSES BY NATURE	12 Months Ended
Aug. 31, 2022
Selling, general and administrative expense [abstract]
General and Administrative Expenses by Nature	GENERAL AND ADMINISTRATIVE EXPENSES BY NATURE

	YEAR ENDED
	AUGUST 31, 2022	AUGUST 31, 2021
		(Note 29)
Office and general	$18,271	$12,738
Wages and benefits	12,018	8,380
Professional fees	6,458	6,147
Depreciation and amortization	5,299	2,471
Travel and accommodation	519	95
Utilities	343	89
Total general and administrative expenses	$42,908	$29,920